LEASES - Lease liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Short-term lease liabilities	₺ 409,083	₺ 223,171
Long-term lease liabilities	583,686	175,882
Total	₺ 992,769	₺ 399,053
TRY
Lease liabilities
Weighted average annual incremental borrowing rate	43.00%	29.00%